Trade payables and short-term contract liabilities	12 Months Ended
Dec. 31, 2025
Trade payables and short-term contract liabilities
Trade payables and short-term contract liabilities

Note 17. Trade payables and short-term contract liabilities

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Trade payables	37,679	32,862	26,017
Short-term contract liabilities	6	0	—
Trade payables and other current liabilities	37,685	32,863	26,017

No calculations have been made to discount trade payables to present value as payment is due within one year at the end of the reporting period.

Trade payables included €16.2 million, €20.7 million, and €12.9 million of accrued expenses as of December 31, 2025, 2024 and 2023, respectively.

17.1Trade payables

Trade payables break down as follows:

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Due in 30 days	24,995	30,938	24,770
Due in 30-60 days	12,684	1,925	1,247
Trade payable	37,679	32,862	26,017

As of December 31, 2025, trade payables were composed of accrued liabilities for €16.2 million of which €14.5 million related to scientific projects.

As of December 31, 2025, trade payables decreased by €6.8 million compared to December 31, 2024. The variation in trade payables were mainly related to the research and development expenses in connection with the NATiV3 Phase III trial evaluating lanifibranor in MASH.